Basis of Presentation and Summary of Significant Accounting Policies - Schedule of basic and diluted net income (loss) per share of common stock (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Class A Common Stock [Member]
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$ 5,562	$ 74,562
Less: Company's portion available to be withdrawn to pay taxes	$ (5,562)	$ (74,562)
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock (in Shares)	34,500,000	34,500,000
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ 0.00	$ 0.00
Class B Common Stock [Member]
Denominator: Weighted average Class A common stock
Basic and diluted net income per share, Class A common stock (in Dollars per share)	$ (0.19)	$ (1.95)
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net (loss)	$ (1,603,126)	$ (16,835,187)
Net (loss) attributable to Class B common stock	$ (1,603,126)	$ (16,835,187)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)	8,625,000	8,625,000
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.19)	$ (1.95)